Other Operating Expenses	12 Months Ended
Dec. 31, 2018
Other Operating Expenses [Abstract]
OTHER OPERATING EXPENSES
20.	OTHER OPERATING EXPENSES

Other operating expenses for the years ended December 31, 2018, 2017 and 2016 were consisted of:

	For The Years Ended December 31,
	2018	2017	2016
Depreciation and amortization	$25,057	$45,093	$40,004
Legal and professional expenses	1,069,445	759,563	1,276,271
Office related expenses	489,078	949,807	1,131,255
Travel and entertainment	95,977	298,938	218,618
Total	$1,679,557	$2,053,401	$2,666,148